Term Loan (Narrative) (Details) $ in Thousands, $ in Millions	3 Months Ended
	Jun. 30, 2024 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)
Short-Term Debt [Line Items]
Term loan balance			$ 3,333	$ 3,558
Atlantic Term Loans [Member]
Short-Term Debt [Line Items]
Term loan	$ 13.6				$ 11,000
Interest rate	3.33%				3.33%
Term loan balance			$ 3,333	3,558		$ 5,608
Debt periodic payment	$ 0.2
Atlantic Term Loans [Member] | Term Loan 1 [Member]
Short-Term Debt [Line Items]
Interest rate	5.31%	4.39%	4.39%		5.31%
Term loan balance	$ 4.2	$ 2.8	$ 2,052	2,191		3,454
Atlantic Term Loans [Member] | Term Loan 2 [Member]
Short-Term Debt [Line Items]
Interest rate	5.15%				5.15%
Term loan balance	$ 2.6		$ 1,281	$ 1,367		$ 2,154